Warrant Liability - Summary of Share Purchase Warrant Activity (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Warrants exercised	87,700
Warrant Liability [Member]
Statement Line Items [Line Items]
Warrants outstanding, beginning		3,391,844	3,417,840
Warrants exercised		(87,700)
Warrants Issued		3,325,000
Warrants expired			(25,996)
Warrants outstanding, end of period		6,629,144	3,391,844
Weighted average exercise price, beginning of period		$ 6.23	$ 7.59
Weighted average exercise price, exercised		1.07
Weighted average exercise price, issued		1.65
Weighted average exercise price, expired			185.00
Weighted average exercise price, end of period		$ 4.00	$ 6.23